CREDIT FROM BANKS	12 Months Ended
Dec. 31, 2022
CREDIT FROM BANKS
CREDIT FROM BANKS

NOTE 14:-	CREDIT FROM BANKS

	Interest
	rate (1)	December 31,
	%	2022	2021
Credit from banks:
NIS - unlinked		—	—
Current maturities of long-term loans (see Note 15)	Prime (1) + 1.05	2,169	1,798

		2,169	1,798
(1)	The Prime rate as of December 31, 2022 – 4.75% (December 31, 2021– 1.6%).